Note 6 - Leases (Tables)	6 Months Ended
Jun. 30, 2017
Notes Tables
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Year ending December 31,	Bareboat Charter Lease Payments
2017 (remainder)	3,167
2018	6,282
2019	6,282
2020	6,299
2021	6,282
2022	1,034
Total	29,346

Schedule of Future Minimum Time-Charter Receipts [Table Text Block]
Year ending December 31,	Time Charter receipts
2017 (remainder)	20,074
2018	38,071
2019	26,514
2020	9,699
2021	3,814
Total	98,172